BUSINESS COMBINATION (Details Narrative)			6 Months Ended			12 Months Ended
	Sep. 01, 2025 HKD ($)	Sep. 01, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2026 USD ($)
Restructuring Cost and Reserve [Line Items]
Refund amount	$ 13,260,000	$ 1,700,000	$ 13,260,000	$ 1,700,000		$ 1,700,000
Guaranteed amount						$ 170,000
Capital Summit Enterprises Limited [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest acquired percentage	100.00%	100.00%
Refund amount		$ 1,700,000